1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

January 27, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	PIMCO Variable Insurance Trust (the “Trust” or “Registrant”)

(File Nos. 333-37115 and 811-08399)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 68 (“PEA 68”) to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 70 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 68 is being filed to register Advisor Class shares of the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged), Institutional Class shares of the PIMCO All Asset All Authority Portfolio and Class M shares of the PIMCO Unconstrained Bond Portfolio, each an existing series of the Registrant. PEA 68 does not affect the currently effective prospectuses and statement of additional information for other series and classes of the Trust’s shares.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

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